UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(415) 398-8000

Date of Fiscal Year End:	January 31

Date of reporting period:	October 31, 2010

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds, Inc. (“Registrant,” comprising, respectively, the Permanent Portfolio, the Short-Term Treasury Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of October 31, 2010 are attached hereto.

Item 2.    Controls and Procedures.

(a)   Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By:  Michael J. Cuggino, President

Date: December 20, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   /s/ Michael J. Cuggino
By:  Michael J. Cuggino, President

Date: December 20, 2010

   /s/ James H. Andrews
By:  James H. Andrews, Treasurer

Date: December 20, 2010

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

SCHEDULES OF INVESTMENTS

AS OF OCTOBER 31, 2010

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010
(Unaudited)

Quantity		Market Value
	GOLD ASSETS — 19.74% of Total Net Assets
394,525 Troy Oz.	Gold bullion (a)	$535,607,044
850,000 Coins	One-ounce gold coins (a)	1,183,225,500

	Total Gold Assets (identified cost $1,171,840,290)	$1,718,832,544

	SILVER ASSETS — 5.37% of Total Net Assets
18,776,868 Troy Oz.	Silver bullion (a)	$461,234,979
379 Bags	Silver coins (a)	6,456,013

	Total Silver Assets (identified cost $287,383,621)	$467,690,992

Principal Amount
	SWISS FRANC ASSETS — 9.86% of Total Net Assets
CHF 76,082,706	Swiss francs in interest-bearing bank accounts	$77,233,485

CHF 70,000,000	4.000% Swiss Confederation Bonds, 06-10-11	$72,686,022
CHF 70,000,000	2.750% Swiss Confederation Bonds, 06-10-12	73,645,315
CHF 70,000,000	4.000% Swiss Confederation Bonds, 02-11-13	76,643,995
CHF 70,000,000	4.250% Swiss Confederation Bonds, 01-06-14	79,003,147
CHF 70,000,000	3.750% Swiss Confederation Bonds, 06-10-15	80,459,852
CHF 70,000,000	2.500% Swiss Confederation Bonds, 03-12-16	76,921,125
CHF 70,000,000	4.250% Swiss Confederation Bonds, 06-05-17	84,986,296
CHF 70,000,000	3.000% Swiss Confederation Bonds, 01-08-18	79,806,111
CHF 70,000,000	3.000% Swiss Confederation Bonds, 05-12-19	80,687,240
CHF 70,000,000	2.250% Swiss Confederation Bonds, 07-06-20	76,381,078

	Total Swiss Confederation bonds	$781,220,181

	Total Swiss Franc Assets (identified cost $770,061,431)	$858,453,666

Number of Shares
	STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL RESOURCE COMPANIES — 14.58% of Total Net Assets

	NATURAL RESOURCES — 7.99% of Total Net Assets
800,000	BHP Billiton, Ltd. (b)	$66,072,000
1,000,000	BP, p.l.c. (b)	40,830,000
1,500,000	Cameco Corporation	46,440,000
500,000	Chevron Corporation	41,305,000
700,000	ConocoPhillips	41,580,000
800,000	Devon Energy Corporation	52,016,000
800,000	Exxon Mobil Corporation	53,176,000
1,300,000	Forest Oil Corporation (a)	39,949,000
800,000	Freeport-McMoRan Copper & Gold, Inc.	75,744,000
1,500,000	Mariner Energy, Inc. (a)	37,380,000
1,800,000	Patriot Coal Corporation (a)	24,282,000
1,000,000	Peabody Energy Corporation	52,900,000
1,500,000	Plains Exploration & Production Company (a)	41,805,000
1,500,000	Vale S.A. (b)	48,210,000
2,100,000	Weyerhaeuser Company	34,062,000

		$695,751,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010
(Unaudited)

Number of Shares		Market Value

	REAL ESTATE — 6.59% of Total Net Assets
1,500,000	AMB Property Corporation	$42,285,000
500,000	AvalonBay Communities, Inc.	53,155,000
500,000	Boston Properties, Inc.	43,095,000
900,000	BRE Properties, Inc. Class A	38,637,000
900,000	Corporate Office Properties Trust	31,941,000
700,000	Digital Realty Trust, Inc.	41,811,000
2,200,000	Duke Realty Corporation	27,434,000
1,300,000	Equity One, Inc.	24,310,000
500,000	Federal Realty Investment Trust	40,990,000
2,000,000	Kimco Realty Corporation	34,460,000
1,000,000	Pennsylvania Real Estate Investment Trust	14,270,000
3,000,000	Prologis	40,950,000
200,000	Texas Pacific Land Trust	7,230,000
2,000,000	UDR, Inc.	44,960,000
100,000	Urstadt Biddle Properties, Inc.	1,649,000
100,000	Urstadt Biddle Properties, Inc. Class A	1,921,000
600,000	Vornado Realty Trust	52,434,000
1,000,000	Washington Real Estate Investment Trust	32,030,000

		$573,562,000

	Total Stocks of United States and Foreign Real Estate and Natural Resource Companies (identified cost $1,108,519,771)	$1,269,313,000

	AGGRESSIVE GROWTH STOCK INVESTMENTS — 15.09% of Total Net Assets

	CHEMICALS — .99% of Total Net Assets
400,000	Air Products & Chemicals, Inc.	$33,988,000
3,000,000	Chemtura Corporation (a)	1,110,000
700,000	Mosaic Company	51,212,000

		$86,310,000

	COMPUTER SOFTWARE — .75% of Total Net Assets
1,000,000	Autodesk, Inc. (a)	$36,180,000
1,800,000	Symantec Corporation (a)	29,124,000

		$65,304,000

	CONSTRUCTION — .63% of Total Net Assets
700,000	Fluor Corporation	$33,733,000
1,400,000	Ryland Group, Inc.	20,972,000

		$54,705,000

	DATA PROCESSING — .84% of Total Net Assets
900,000	Agilent Technologies, Inc. (a)	$31,320,000
1,000,000	Hewlett-Packard Company	42,060,000

		$73,380,000

	ELECTRICAL & ELECTRONICS — .62% of Total Net Assets
1,500,000	Intel Corporation	$30,105,000
1,800,000	Sanmina SCI Corporation (a)	23,724,000

		$53,829,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010
(Unaudited)

Number of Shares		Market Value

	ENTERTAINMENT & LEISURE — 1.51% of Total Net Assets
800,000	CBS Corporation Class A	$13,600,000
900,000	Disney (Walt) Company	32,499,000
750,000	Viacom, Inc. Class A (a)	32,077,500
500,000	Wynn Resorts, Ltd.	53,585,000

		$131,761,500

	FINANCIAL SERVICES — 1.85% of Total Net Assets
1,000,000	Bank of New York Mellon Corporation	$25,060,000
2,300,000	Janus Capital Group, Inc.	24,288,000
1,400,000	Morgan Stanley	34,818,000
2,000,000	Schwab (Charles) Corporation	30,800,000
1,100,000	State Street Corporation	45,936,000

		$160,902,000

	MANUFACTURING — 1.63% of Total Net Assets
1,000,000	Harley-Davidson, Inc.	$30,680,000
700,000	Illinois Tool Works, Inc.	31,990,000
1,000,000	Mattel, Inc.	23,330,000
172,000	NACCO Industries, Inc. Class A	17,072,720
8,000	NACCO Industries, Inc. Class B	794,080
500,000	Parker-Hannifin Corporation	38,275,000

		$142,141,800

	OIL & GAS — .42% of Total Net Assets
1,800,000	Frontier Oil Corporation	$23,850,000
3,000,000	Parker Drilling Company (a)	12,690,000

		$36,540,000

	PHARMACEUTICALS — 1.52% of Total Net Assets
600,000	Amgen, Inc. (a)	$34,314,000
600,000	Celgene Corporation (a)	37,242,000
400,000	Genzyme Corporation (a)	28,852,000
800,000	Gilead Sciences, Inc. (a)	31,736,000

		$132,144,000

	RETAIL — .85% of Total Net Assets
500,000	Costco Wholesale Corporation	$31,385,000
1,300,000	Williams-Sonoma, Inc.	42,081,000

		$73,466,000

	TELECOMMUNICATIONS — .84% of Total Net Assets
1,000,000	Juniper Networks, Inc. (a)	$32,390,000
900,000	Qualcomm, Inc.	40,617,000

		$73,007,000

	TRANSPORTATION — 1.33% of Total Net Assets
700,000	Alexander & Baldwin, Inc.	$24,101,000
600,000	FedEx Corporation	52,632,000
900,000	Kansas City Southern (a)	39,438,000

		$116,171,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010
(Unaudited)

Number of Shares		Market Value

	MISCELLANEOUS — 1.31% of Total Net Assets
600,000	Lockheed Martin Corporation	$42,774,000
900,000	Nucor Corporation	34,398,000
1,800,000	Temple-Inland, Inc.	37,296,000

		$114,468,000

	Total Aggressive Growth Stock Investments (identified cost $1,186,033,004)	$1,314,129,300

Principal Amount
	DOLLAR ASSETS — 34.39% of Total Net Assets

	CORPORATE BONDS — .71% of Total Net Assets
$5,130,000	7.875% AT&T Wireless Services, Inc., 03-01-11	$5,257,446
1,250,000	4.125% Air Products & Chemicals, Inc.,12-01-10	1,253,676
3,825,000	6.950% American Home Products Corporation, 03-15-11	3,916,534
1,695,000	5.350% Ameriprise Financial, Inc., 11-15-10	1,697,916
900,000	8.500% Arden Realty Limited Partnership, 11-15-10	901,755
2,240,000	4.750% Berkshire Hathaway, Inc., 05-15-12	2,379,792
2,350,000	6.750% Campbell Soup Company, 02-15-11	2,392,157
3,250,000	6.550% Chugach Electric Association, Inc., 03-15-11	3,311,503
2,750,000	5.250% Cisco Systems, Inc., 02-22-11	2,791,434
2,200,000	8.500% Coca-Cola Enterprises, Inc., 02-01-12	2,418,185
2,825,000	8.600% Dayton Hudson Corporation, 01-15-12	3,084,233
2,360,000	6.875% Ecolab, Inc., 02-01-11	2,397,364
1,250,000	6.125% General Electric Capital Corporation, 02-22-11	1,272,064
1,200,000	5.300% Goldman Sachs Group, Inc., 02-14-12	1,266,030
4,500,000	4.250% Hewlett-Packard Company, 02-24-12	4,710,937
3,000,000	6.000% McDonald’s Corporation, 04-15-11	3,076,644
3,250,000	1.875% Merck & Company, Inc., 06-30-11	3,284,775
4,225,000	5.050% Morgan Stanley, 01-21-11	4,268,736
1,900,000	7.250% National Rural Utilities Cooperative Finance Corporation, 03-01-12	2,064,495
1,250,000	6.625% Northern Illinois Gas Company, 02-01-11	1,269,385
1,000,000	7.450% Northwest Natural Gas Company, 12-01-10	1,004,869
1,500,000	5.000% Oracle Corporation-Ozark Holdings, Inc., 01-15-11	1,514,309
5,835,000	5.625% PepsiAmericas, Inc., 05-31-11	6,012,097

		$61,546,336

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010
(Unaudited)

Principal Amount		Market Value

	UNITED STATES TREASURY SECURITIES — 30.66% of Total Net Assets
$100,000,000	United States Treasury bond strips (Principal only) 2.190%, 05-15-18 (c)	$84,851,563
100,000,000	United States Treasury bond strips (Principal only) 2.776%, 02-15-20 (c)	77,406,247
100,000,000	United States Treasury bonds 7.250%, 05-15-16	131,406,249
100,000,000	United States Treasury bonds 6.250%, 08-15-23	133,718,744
100,000,000	United States Treasury bonds 6.000%, 02-15-26	131,968,745
100,000,000	United States Treasury bonds 5.250%, 11-15-28	122,531,245
100,000,000	United States Treasury bonds 4.500%, 02-15-36	109,500,008
75,000,000	United States Treasury notes 4.500%, 11-15-10	75,117,197
75,000,000	United States Treasury notes .875%, 12-31-10	75,071,081
75,000,000	United States Treasury notes 4.500%, 02-28-11	76,069,342
75,000,000	United States Treasury notes .875%, 03-31-11	75,213,872
75,000,000	United States Treasury notes .875%, 04-30-11	75,249,024
75,000,000	United States Treasury notes .875%, 05-31-11	75,295,899
75,000,000	United States Treasury notes 1.125%, 06-30-11	75,459,961
75,000,000	United States Treasury notes 4.625%, 08-31-11	77,721,679
75,000,000	United States Treasury notes 1.000%, 09-30-11	75,518,554
75,000,000	United States Treasury notes 1.000%, 10-31-11	75,556,641
75,000,000	United States Treasury notes .750%, 11-30-11	75,392,579
75,000,000	United States Treasury notes 1.000%, 12-31-11	75,626,953
75,000,000	United States Treasury notes .875%, 02-29-12	75,603,516
75,000,000	United States Treasury notes 1.000%, 03-31-12	75,767,578
75,000,000	United States Treasury notes 4.250%, 11-15-13	83,484,376
100,000,000	United States Treasury notes 2.375%, 10-31-14	106,031,250
100,000,000	United States Treasury notes 4.250%, 11-15-14	113,609,374
100,000,000	United States Treasury notes 2.625%, 02-29-16	106,781,248
100,000,000	United States Treasury notes 3.625%, 08-15-19	109,687,500
75,000,000	United States Treasury bills .111%, 12-02-10 (c)	74,992,677
75,000,000	United States Treasury bills .126%, 12-16-10 (c)	74,988,094
75,000,000	United States Treasury bills .142%, 12-23-10 (c)	74,984,500
75,000,000	United States Treasury bills .105%, 01-13-11 (c)	74,984,020

		$2,669,589,716

	REPURCHASE AGREEMENT — 3.02% of Total Net Assets
263,540,000	State Street Bank & Trust Company investment in a repurchase agreement,
	purchased 10-29-10, .010%, maturing 11-01-10, maturity value $263,540,220 (d)	$263,540,000

		$263,540,000

	Total Dollar Assets (identified cost $2,885,453,257)	$2,994,676,052

	Total Portfolio — 99.03% of total net assets (identified cost $7,409,291,374) (e)	$8,623,095,554
	Other assets, less liabilities (.97% of total net assets)	84,849,989

	Net assets applicable to outstanding shares	$8,707,945,543

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Interest rate represents yield to maturity.
	(d) Fully collateralized by United States Treasury securities based on market price plus accrued interest as of October 31, 2010.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE SHORT-TERM TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010
(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 98.25% of Total Net Assets
$8,000,000	United States Treasury notes .875%, 12-31-10	$8,007,582
6,000,000	United States Treasury notes .875%, 02-28-11	6,013,360
7,000,000	United States Treasury notes .875%, 03-31-11	7,019,961
8,000,000	United States Treasury bills .127%, 11-26-10 (a)	7,999,278
8,000,000	United States Treasury bills .111%, 01-27-11 (a)	7,997,857

	Total United States Treasury Securities (identified cost $37,040,768)	$37,038,038

	REPURCHASE AGREEMENT — 1.73% of Total Net Assets
650,000	State Street Bank & Trust Company investment in a repurchase agreement,
	purchased 10-29-10, .010%, maturing 11-01-10, maturity value $650,001 (b)	$650,000

	Total Repurchase Agreement (identified cost $650,000)	$650,000

	Total Portfolio — 99.98% of total net assets (identified cost $37,690,768) (c)	$37,688,038
	Other assets, less liabilities (.02% of total net assets)	8,109

	Net assets applicable to outstanding shares	$37,696,147

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Fully collateralized by United States Treasury securities based on market price plus accrued interest as of October 31, 2010.
	(c) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE VERSATILE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010
(Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 94.55% of Total Net Assets

	BEVERAGES — 9.08% of Total Net Assets
$600,000	8.500% Coca-Cola Enterprises, Inc., 02-01-12	$659,505
750,000	5.625% PepsiAmericas, Inc., 05-31-11	772,763

		$1,432,268

	CHEMICALS — 9.60% of Total Net Assets
750,000	4.125% Air Products & Chemicals, Inc.,12-01-10	$752,206
750,000	6.875% Ecolab, Inc., 02-01-11	761,874

		$1,514,080

	COMPUTER SOFTWARE — 3.20% of Total Net Assets
500,000	5.000% Oracle Corporation-Ozark Holdings, Inc., 01-15-11	$504,770

		$504,770

	DATA PROCESSING — 7.18% of Total Net Assets
600,000	5.250% Cisco Systems, Inc., 02-22-11	$609,040
500,000	4.250% Hewlett-Packard Company, 02-24-12	523,437

		$1,132,477

	ELECTRIC UTILITIES — 9.33% of Total Net Assets
750,000	6.550% Chugach Electric Association, Inc., 03-15-11	$764,193
650,000	7.250% National Rural Utilities Cooperative Finance Corporation, 03-01-12	706,275

		$1,470,468

	FINANCIAL SERVICES — 16.59% of Total Net Assets
500,000	4.750% Berkshire Hathaway, Inc., 05-15-12	$531,204
750,000	6.125% General Electric Capital Corporation, 02-22-11	763,239
582,000	5.300% Goldman Sachs Group, Inc., 02-14-12	614,025
700,000	5.050% Morgan Stanley, 01-21-11	707,246

		$2,615,714

	FOOD PRODUCTS & PROCESSING — 3.87% of Total Net Assets
600,000	6.750% Campbell Soup Company, 02-15-11	$610,763

		$610,763

	GAS UTILITIES — 9.61% of Total Net Assets
750,000	6.625% Northern Illinois Gas Company, 02-01-11	$761,631
750,000	7.450% Northwest Natural Gas Company, 12-01-10	753,652

		$1,515,283

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE VERSATILE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010
(Unaudited)

Principal Amount		Market Value

	PHARMACEUTICALS — 9.35% of Total Net Assets
$700,000	6.950% American Home Products Corporation, 03-15-11	$716,751
750,000	1.875% Merck & Company, Inc., 06-30-11	758,025

		$1,474,776

	REAL ESTATE INVESTMENT TRUSTS — 3.81% of Total Net Assets
600,000	8.500% Arden Realty Limited Partnership, 11-15-10	$601,170

		$601,170

	RESTAURANTS — 4.23% of Total Net Assets
650,000	6.000% McDonald’s Corporation, 04-15-11	$666,606

		$666,606

	RETAIL — 4.15% of Total Net Assets
600,000	8.600% Dayton Hudson Corporation, 01-15-12	$655,058

		$655,058

	TELECOMMUNICATIONS — 4.55% of Total Net Assets
700,000	7.875% AT&T Wireless Services, Inc., 03-01-11	$717,390

		$717,390

	Total Corporate Bonds (identified cost $14,834,399)	$14,910,823

	REPURCHASE AGREEMENT — 4.22% of Total Net Assets
665,000	State Street Bank & Trust Company investment in a repurchase agreement, purchased 10-29-10, .010%, maturing 11-01-10, maturity value $665,001 (a)	$665,000

	Total Repurchase Agreement (identified cost $665,000)	$665,000

	Total Portfolio — 98.77% of total net assets (identified cost $15,499,399) (b)	$15,575,823
	Other assets, less liabilities (1.23% of total net assets)	194,071

	Net assets applicable to outstanding shares	$15,769,894

	Notes:
	(a) Fully collateralized by United States Treasury securities based on market price plus accrued interest as of October 31, 2010.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010
(Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCK INVESTMENTS — 97.20% of Total Net Assets

	CHEMICALS — 6.55% of Total Net Assets
7,000	Air Products & Chemicals, Inc.	$594,790
35,000	Chemtura Corporation (a)	12,950
10,000	Mosaic Company	731,600

		$1,339,340

	COMPUTER SOFTWARE — 5.17% of Total Net Assets
18,000	Autodesk, Inc. (a)	$651,240
25,000	Symantec Corporation (a)	404,500

		$1,055,740

	CONSTRUCTION — 2.64% of Total Net Assets
5,000	Fluor Corporation	$240,950
20,000	Ryland Group, Inc.	299,600

		$540,550

	DATA PROCESSING — 5.23% of Total Net Assets
15,000	Agilent Technologies, Inc. (a)	$522,000
13,000	Hewlett-Packard Company	546,780

		$1,068,780

	ELECTRICAL & ELECTRONICS — 4.39% of Total Net Assets
25,000	Intel Corporation	$501,750
30,000	Sanmina SCI Corporation (a)	395,400

		$897,150

	ENTERTAINMENT & LEISURE — 9.46% of Total Net Assets
15,000	Disney (Walt) Company	$541,650
15,000	Viacom, Inc. Class A (a)	641,550
7,000	Wynn Resorts, Ltd.	750,190

		$1,933,390

	FINANCIAL SERVICES — 10.65% of Total Net Assets
20,000	Bank of New York Mellon Corporation	$501,200
40,000	Janus Capital Group, Inc.	422,400
15,000	Morgan Stanley	373,050
30,000	Schwab (Charles) Corporation	462,000
10,000	State Street Corporation	417,600

		$2,176,250

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010
(Unaudited)

Number of Shares		Market Value

	MANUFACTURING — 11.01% of Total Net Assets
15,000	Harley-Davidson, Inc.	$460,200
13,000	Illinois Tool Works, Inc.	594,100
25,000	Mattel, Inc.	583,250
8,000	Parker-Hannifin Corporation	612,400

		$2,249,950

	NATURAL RESOURCES — 6.30% of Total Net Assets
8,000	Freeport-McMoRan Copper & Gold, Inc.	$757,440
10,000	Peabody Energy Corporation	529,000

		$1,286,440

	OIL & GAS — 3.39% of Total Net Assets
30,000	Frontier Oil Corporation	$397,500
70,000	Parker Drilling Company (a)	296,100

		$693,600

	PHARMACEUTICALS — 9.97% of Total Net Assets
9,000	Amgen, Inc. (a)	$514,710
10,000	Celgene Corporation (a)	620,700
7,000	Genzyme Corporation (a)	504,910
10,000	Gilead Sciences, Inc. (a)	396,700

		$2,037,020

	RETAIL — 5.14% of Total Net Assets
9,000	Costco Wholesale Corporation	$564,930
15,000	Williams-Sonoma, Inc.	485,550

		$1,050,480

	TELECOMMUNICATIONS — 4.23% of Total Net Assets
10,000	Juniper Networks, Inc. (a)	$323,900
12,000	Qualcomm, Inc.	541,560

		$865,460

	TRANSPORTATION — 6.22% of Total Net Assets
8,000	FedEx Corporation	$701,760
13,000	Kansas City Southern (a)	569,660

		$1,271,420

	MISCELLANEOUS — 6.85% of Total Net Assets
7,000	Lockheed Martin Corporation	$499,030
10,000	Nucor Corporation	382,200
25,000	Temple-Inland, Inc.	518,000

		$1,399,230

	Total Aggressive Growth Stocks (identified cost $11,670,083)	$19,864,800

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010
(Unaudited)

Principal Amount		Market Value

	REPURCHASE AGREEMENT — 2.74% of Total Net Assets
$560,000	State Street Bank & Trust Company investment in a repurchase agreement,
	purchased 10-29-10, .010%, maturing 11-01-10, maturity value $560,001 (b)	$560,000

	Total Repurchase Agreement (identified cost $560,000)	$560,000

	Total Portfolio — 99.94% of total net assets (identified cost $12,230,083) (c)	$20,424,800
	Other assets, less liabilities (.06% of total net assets)	12,493

	Net assets applicable to outstanding shares	$20,437,293

	Notes:
	(a) Non-income producing.
	(b) Fully collateralized by United States Treasury securities based on market price plus accrued interest as of October 31, 2010.
	(c) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2010
(Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2010
(Unaudited)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets:

	Level 1	Level 2	Level 3
	(Quoted Prices in	(Significant	(Significant
	Active Markets for	Other Observable	Unobservable
	Identical Assets)	Inputs)	Inputs)	Total

Permanent Portfolio
Gold assets	$1,718,832,544	$—	$—	$1,718,832,544
Silver assets	467,690,992	—	—	467,690,992
Swiss franc assets	77,233,485	781,220,181	—	858,453,666
Stocks of United States and foreign real estate and natural resource companies	1,269,313,000	—	—	1,269,313,000
Aggressive growth stock investments †	1,314,129,300	—	—	1,314,129,300
Dollar assets:
Corporate bonds	—	61,546,336	—	61,546,336
United States Treasury securities	2,669,589,716	—	—	2,669,589,716
Repurchase agreements	—	263,540,000	—	263,540,000

Total Portfolio	$7,516,789,037	$1,106,306,517	$—	$8,623,095,554

	87.17%	12.83%	—%	100.00%
Short-Term Treasury Portfolio
United States Treasury securities	$37,038,038	$—	$—	$37,038,038
Repurchase agreements	—	650,000	—	650,000

Total Portfolio	$37,038,038	$650,000	$—	$37,688,038

	98.28%	1.72%	—%	100.00%
Versatile Bond Portfolio
Corporate bonds †	$—	$14,910,823	$—	$14,910,823
Repurchase agreements	—	665,000	—	665,000

Total Portfolio	$—	$15,575,823	$—	$15,575,823

	—%	100.00%	—%	100.00%
Aggressive Growth Portfolio
Aggressive growth stock investments †	$19,864,800	$—	$—	$19,864,800
Repurchase agreements	—	560,000	—	560,000

Total Portfolio	$19,864,800	$560,000	$—	$20,424,800

	97.26%	2.74%	—%	100.00%

†

See the Schedules of Investments for the Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedule of Investments for the Versatile Bond Portfolio for its industry classification of corporate boards.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”),“Improving Disclosures about Fair Value Measurements.” ASU 2010-06 amends FASB Accounting Standards Codification 820, “Fair Value Measurements and Disclosures,” to require additional disclosures regarding fair value measurements. Pursuant to ASU 2010-06, disclosures regarding transfers into and out of Levels 1 and 2 are effective for reporting periods beginning after December 15, 2009 and for interim periods within those fiscal years, and other disclosures relating to purchases, sales, issuances and settlements on a gross basis relating to Level 3 measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the quarter ended October 31, 2010 and the Fund’s management is currently evaluating what impact further disclosures under ASU 2010-06 may have on the Fund’s financial statements.

This page intentionally left blank.

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

SCHEDULES OF INVESTMENTS

OCTOBER 31, 2010

Must be preceded or accompanied by a prospectus.

12/10